Property, Plant and Equipment, net	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Property, Plant and Equipment, net

10. Property, Plant and Equipment, net

a) An analysis of property, plant and equipment, net at December 31, 2015, 2016 and 2017 is as follows:

	At December 31, 2014		Additions		Retirements		Business combinations		Spin-off effects (Note 12)		Effect of translation of foreign subsidiaries		Depreciation of the year		At December 31, 2015
Cost
Network in operation and equipment	Ps.	642,617,237	Ps.	78,632,899	Ps.	(16,061,956)	Ps.	4,293,671	Ps.	—	Ps.	(68,097,149)	Ps.	—	Ps.	641,384,702
Land and buildings		56,463,536		2,559,088		(2,492,288)		54,902		—		(1,790,852)		—		54,794,386
Other assets		105,550,807		27,711,493		(10,169,829)		820,329		(12,643,381)		(4,800,817)		—		106,468,602
Construction in process and advances plant suppliers (1)		39,107,185		72,899,705		(68,666,020)		160,311		(348,395)		(4,302,010)		—		38,850,776
Inventories for operation of the network		20,848,714		44,423,898		(43,911,307)		—		—		(1,018,916)		—		20,342,389

Total		864,587,479		226,227,083		(141,301,400)		5,329,213		(12,991,776)		(80,009,744)		—		861,840,855

Accumulated depreciation
Network in operation and equipment		234,527,131		—		(31,529,529)		—		(7,403,656)		(51,082,202)		92,219,984		236,731,728
Buildings		3,728,405		—		(433,368)		—		—		(1,334,962)		2,607,513		4,567,588
Other assets		38,276,028		—		(4,533,893)		—		—		(1,995,119)		15,310,068		47,057,084
Inventories for operation of the network		(50,265)		—		(13,405)		—		—		1,409		17,838		(44,423)

Total	Ps.	276,481,299	Ps.	—	Ps.	(36,510,195)	Ps.	—	Ps.	(7,403,656)	Ps.	(54,410,874)	Ps.	110,155,403	Ps.	288,311,977

Net Cost	Ps.	588,106,180	Ps.	226,227,083	Ps.	(104,791,205)	Ps.	5,329,213	Ps.	(5,588,120)	Ps.	(25,598,870)	Ps.	(110,155,403)	Ps.	573,528,878

	At December 31, 2015	Additions		Retirements	Business combinations		Effect of translation of foreign subsidiaries	Depreciation of the year		At December 31, 2016
Cost
Network in operation and equipment	Ps. 641,384,702	Ps.	101,794,197	Ps. (8,963,076)	Ps.	1,873,445	Ps. 235,186,745	Ps.	—	Ps. 971,276,013
Land and buildings	54,794,386		2,900,511	(2,845,298)		3,839	7,281,973		—	62,135,411
Other assets	106,468,602		24,368,918	(10,717,096)		69,937	24,736,655		—	144,927,016
Construction in process and advances plant suppliers (1)	38,850,776		70,517,319	(70,911,593)		11,255	11,252,127		—	49,719,884
Inventories for operation of the network	20,342,389		34,010,751	(27,641,919)		5,520	1,566,307		—	28,283,048

Total	861,840,855		233,591,696	(121,078,982)		1,963,996	280,023,807		—	1,256,341,372

Accumulated depreciation
Network in operation and equipment	236,731,728		—	(1,968,376)		—	153,147,349		107,976,385	495,887,086
Buildings	4,567,588		—	(975,284)		—	3,709,952		3,179,066	10,481,322
Other assets	47,057,084		—	(25,099,710)		—	10,396,438		16,105,885	48,459,697
Inventories for operation of the network	(44,423)		—	(54,280)		—	20,896		401,008	323,201

Total	Ps. 288,311,977	Ps.	—	Ps. (28,097,650)	Ps.	—	Ps. 167,274,635	Ps.	127,662,344	Ps. 555,151,306

Net Cost	Ps. 573,528,878	Ps.	233,591,696	Ps. (92,981,332)	Ps.	1,963,996	Ps. 112,749,172	Ps.	(127,662,344)	Ps. 701,190,066

	At December 31, 2016		Additions		Retirements		Business combinations		Effect of translation of foreign subsidiaries		Depreciation of the year		At December 31, 2017
Cost
Network in operation and equipment	Ps.	971,276,013	Ps.	78,272,882	Ps.	(21,657,715)	Ps.	599,306	Ps.	(38,824,540)	Ps.	—	Ps.	989,665,946
Land and buildings		62,135,411		2,858,996		(415,219)		27,686		(2,022,685)		—		62,584,189
Other assets		144,927,016		19,287,525		(8,112,571)		80,734		(5,866,897)		—		150,315,807
Construction in process and advances plant suppliers (1)		49,719,884		66,383,381		(41,279,573)		34,705		(737,023)		—		74,121,374
Inventories for operation of the network		28,283,048		27,013,148		(27,979,816)		3,576		(728,358)		—		26,591,598

Total		1,256,341,372		193,815,932		(99,444,894)		746,007		(48,179,503)		—		1,303,278,914

Accumulated depreciation
Network in operation and equipment		495,887,086		—		(21,214,724)		—		(32,860,339)		110,533,486		552,345,509
Buildings		10,481,322		—		(1,568,542)		—		(940,054)		2,682,559		10,655,285
Other assets		48,459,697		—		(4,572,509)		—		(2,251,958)		21,724,299		63,359,529
Inventories for operation of the network		323,201		—		(9,205)		—		(4,339)		265,736		575,393

Total	Ps.	555,151,306	Ps.		Ps.	(27,364,980)	Ps.		Ps.	(36,056,690)	Ps.	135,206,080	Ps.	626,935,716

Net Cost	Ps.	701,190,066	Ps.	193,815,932	Ps.	(72,079,914)	Ps.	746,007	Ps.	(12,122,813)	Ps.	(135,206,080)	Ps.	676,343,198

(1)	Construction in progress includes fixed and mobile network facilities as well as satellite developments and fiber optic which is in the process of being installed.

The completion period of construction in progress is variable and depends upon the type of fixed assets under construction.

b) At December 31, 2016 and 2017, property, plant and equipment include the following assets under capital leases:

	2016	2017
Assets under capital leases	Ps. 8,210,557	Ps. 8,116,532
Accumulated depreciation	(4,839,007)	(3,475,014)

	Ps. 3,371,550	Ps. 4,641,518

c) At December 31, 2017, Claro Brasil has land and buildings and other equipment that are pledged in guarantee of legal proceedings in the amount of Ps. 3,521,082 (Ps. 3,530,845 as of December 31, 2016).

d) Relevant information related to the computation of the capitalized borrowing costs is as follows:

	Years ended December 31,
	2015	2016	2017
Amount invested in the acquisition of qualifying assets	Ps. 52,922,105	Ps. 52,974,400	Ps. 49,642,370
Capitalized interest	3,524,841	2,861,307	2,875,034
Capitalization rate	6.7%	5.4%	5.8%

Capitalized interest is being amortized over a period of seven years, which is the estimated useful life of the related assets.

e) On October 20, 2017, our subsidiary Star One signed a contract with SSL — Space Systems Loral for construction of the Star One D2 satellite, which will be equipped with transponders 52 in the C and Ku bands, 20 Gbps of capacity in Band Ka and a certain capacity in X-band. The cost of this Project is estimated to be approximately Ps. 6,391,104 (US$ 323,000) and the launch will take place at the end of 2019. At December 31, 2017 the amount recorded in Construction in progress amounts to Ps. 916,240 (R$153,179).

f) The Company’s concessions in Brazil establish certain conditions under which assets may be reverted to the government, as discussed in Note 16(c).

g) During 2016, Claro Brasil reviewed the useful life of its set top boxes. Such review was supported by historical data, change in the economic environment in which Claro Brasil operates and based on a professional technical evaluation. Based on the review the Company shortened such useful lives and recorded an increase in depreciation expense for Ps. 2,468,415 (R$458,234).

In some of the jurisdictions where the Company operates and under certain circumstances, the Company may be required to transfer certain assets covered by some of their concessions to the government pursuant to valuation methodologies that vary in each jurisdiction (assets reversion). It is uncertain whether reversion would ever be applied and how reversion provisions would be interpreted in practice.